Summary of Significant Accounting Policies - Summary of Outstanding Securities Excluded from Computation of Diluted Weighted Shares Outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	337,971	190,653	186,764	208,908
Stock Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	112,224	103,693	99,018	94,475
RSUs
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	164		788	27
Warrants Outstanding
Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share	265,583	86,960	86,958	114,406